Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative assets	£ 256,111	£ 302,976
Reverse repurchase agreements and other similar secured lending	1,103	725
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(249,880)	(289,206)
Repurchase agreements and other similar secured borrowing	28,554	11,965
Settlements assets liabilities offset amounts	29,297	24,250
Derivative financial assets
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(297,308)	(360,242)
Amounts offset	54,241	76,530
Net amounts reported on the balance sheet	(243,067)	(283,712)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	198,633	238,062
Financial collateral	27,930	26,407
Net amount	(16,504)	(19,243)
Amounts not subject to enforceable netting arrangements	(6,813)	(5,494)
Cash collateral pledged	24,212	24,990
Non-cash collateral pledged	3,718	1,417
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(736,112)	(573,332)
Amounts offset	529,435	397,439
Net amounts reported on the balance sheet	(206,677)	(175,893)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	206,677	175,893
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(8,783)	(9,244)
Repurchase agreements and other similar secured borrowing	215,460	185,137
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(186,906)	(173,172)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(28,554)	(11,965)
Total liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,033,420)	(933,574)
Amounts offset	583,676	473,969
Net amounts reported on the balance sheet	(449,744)	(459,605)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	198,633	238,062
Financial collateral	234,607	202,300
Net amount	(16,504)	(19,243)
Amounts not subject to enforceable netting arrangements	(15,596)	(14,738)
Total liabilities	(465,340)	(474,343)
Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset		(15,199)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	7,527
Cash collateral netted | Derivative financial assets
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	9,067	15,098
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	306,735	374,848
Amounts offset	(55,781)	(76,429)
Net amounts reported on the balance sheet	250,954	298,419
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(198,633)	(238,062)
Financial collateral	(39,927)	(45,920)
Net amount	12,394	14,437
Amounts not subject to enforceable netting arrangements	5,157	4,557
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	29,944	34,496
Non-cash collateral	9,983	11,424
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	677,255	560,060
Amounts offset	(529,435)	(397,439)
Net amounts reported on the balance sheet	147,820	162,621
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(147,397)	(161,992)
Net amount	423	629
Amounts not subject to enforceable netting arrangements	2,414	2,802
Reverse repurchase agreements and other similar secured lending	150,234	165,423
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	149,131	164,698
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	1,103	725
Total assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	983,990	934,908
Amounts offset	(585,216)	(473,868)
Net amounts reported on the balance sheet	398,774	461,040
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(198,633)	(238,062)
Financial collateral	(187,324)	(207,912)
Net amount	12,817	15,066
Amounts not subject to enforceable netting arrangements	7,571	7,359
Total assets	£ 406,345	£ 468,399